VIRTUS STONE HARBOR LOCAL MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—84.0%
Brazil—4.7%
Brazil Notas do Tesouro Nacional 10.000%, 1/1/23	470BRL	$ 89
Letra Tesouro Nacional
0.000%, 7/1/23(2)	2,900BRL	502
0.000%, 1/1/24(2)(3)	740BRL	121
Nota Do Tesouro Nacional
10.000%, 1/1/27	4,850BRL	874
10.000%, 1/1/29	750BRL	131
10.000%, 1/1/31	5,300BRL	909
		2,626

Chile—2.0%
Bonos Tesoreria Pesos
4.500%, 3/1/26	335,000CLP	337
5.000%, 3/1/35	325,000CLP	312
RegS, 144A 5.000%, 10/1/28(4)(5)	280,000CLP	284
RegS, 144A 4.700%, 9/1/30(4)(5)	215,000CLP	212
		1,145

China—7.4%
China Government Bond
3.130%, 11/21/29	25,680CNY	3,842
3.720%, 4/12/51	1,820CNY	291
		4,133

Colombia—6.3%
Bogota Distrio Capital RegS 9.750%, 7/26/28(5)	8,491,000COP	1,703
Titulos De Tesoreria
10.000%, 7/24/24	409,000COP	91
7.500%, 8/26/26	1,006,000COP	197
5.750%, 11/3/27	1,250,000COP	217
7.750%, 9/18/30	3,725,000COP	658
7.000%, 6/30/32	2,620,000COP	422
7.250%, 10/18/34	1,165,000COP	183
7.250%, 10/26/50	415,000COP	57
		3,528

Czech Republic—4.7%
Czech Republic
0.250%, 2/10/27	6,830CZK	226
RegS 2.400%, 9/17/25(5)	12,650CZK	474
RegS 1.000%, 6/26/26(5)	30,500CZK	1,067
RegS 0.950%, 5/15/30(5)	4,000CZK	123
RegS 4.200%, 12/4/36(5)	19,560CZK	759
		2,649

Egypt—2.6%
Arab Republic of Egypt RegS 4.750%, 4/16/26(5)	750EUR	586
	Par Value(1)	Value

Egypt—continued
Egypt Government Bond
13.765%, 1/5/24	8,020EGP	$ 400
14.483%, 4/6/26	2,890EGP	137
16.100%, 5/7/29	6,510EGP	313
		1,436

Indonesia—10.7%
Indonesia Government
8.375%, 3/15/24	2,530,000IDR	177
11.000%, 9/15/25	32,780,000IDR	2,474
8.375%, 9/15/26	8,588,000IDR	614
6.625%, 5/15/33	30,470,000IDR	1,966
8.375%, 3/15/34	3,900,000IDR	285
7.500%, 5/15/38	7,388,000IDR	506
		6,022

Malaysia—8.8%
Malaysia Government
4.059%, 9/30/24	2,620MYR	594
3.906%, 7/15/26	3,250MYR	733
3.900%, 11/30/26	4,060MYR	916
3.502%, 5/31/27	1,260MYR	278
3.899%, 11/16/27	1,580MYR	356
3.733%, 6/15/28	970MYR	215
3.885%, 8/15/29	3,500MYR	778
2.632%, 4/15/31	3,660MYR	736
3.582%, 7/15/32	1,500MYR	324
		4,930

Mexico—8.9%
Mex Bonos Desarr
6.750%, 3/9/23	1,180MXN	58
5.750%, 3/5/26	18,910MXN	839
5.500%, 3/4/27	31,190MXN	1,340
8.500%, 5/31/29	3,200MXN	154
7.750%, 11/23/34	4,686MXN	210
10.000%, 11/20/36	24,386MXN	1,311
8.500%, 11/18/38	19,870MXN	940
7.750%, 11/13/42	2,820MXN	123
		4,975

Peru—1.9%
Bonos De Tesoreria
6.150%, 8/12/32	2,000PEN	453
5.400%, 8/12/34	2,250PEN	464
5.350%, 8/12/40	760PEN	144
		1,061

Poland—4.4%
Poland Government Bond
4.000%, 10/25/23	2,560PLN	529
3.750%, 5/25/27	1,900PLN	356
2.750%, 4/25/28	650PLN	115
1.250%, 10/25/30	9,540PLN	1,409
1.750%, 4/25/32	500PLN	73
		2,482

See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Romania—2.1%
Romania Government Bond
5.000%, 2/12/29	4,380RON	$ 783
3.650%, 9/24/31	2,555RON	391
		1,174

Russia—2.4%
Russia Government Bond - OFZ
7.600%, 7/20/22(3)(6)	126,870RUB	374
7.700%, 3/23/33(3)(6)	147,400RUB	720
7.700%, 3/16/39(3)(6)	56,000RUB	274
		1,368

Serbia—0.7%
Serbia Treasury Bonds 4.500%, 8/20/32	51,000RSD	360
South Africa—11.2%
Republic of South Africa
10.500%, 12/21/26	20,880ZAR	1,284
7.000%, 2/28/31	9,450ZAR	437
6.250%, 3/31/36	66,800ZAR	2,577
8.500%, 1/31/37	38,477ZAR	1,802
6.500%, 2/28/41	5,000ZAR	184
8.750%, 1/31/44	620ZAR	29
		6,313

Thailand—4.8%
Thailand Government Bond
2.875%, 12/17/28	28,120THB	800
3.775%, 6/25/32	24,360THB	736
1.585%, 12/17/35	38,450THB	884
4.675%, 6/29/44	8,950THB	285
		2,705

Turkey—0.3%
European Bk Recon & Dev
25.000%, 4/27/23	1,700TRY	83
30.000%, 9/1/23	1,700TRY	81
		164

Uruguay—0.1%
Republica Orient Uruguay 144A 8.500%, 3/15/28(4)	2,940UYU	64
Total Foreign Government Securities (Identified Cost $58,621)		47,135

Corporate Bonds and Notes—9.5%
Brazil—3.5%
Swiss Insured Brazil Power Finance S.a.r.l. 144A 9.850%, 7/16/32(4)	11,243BRL	1,966
Kazakhstan—0.2%
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(4)	66,250KZT	123
	Par Value(1)	Value

Mexico—3.9%
America Movil SAB de C.V. 6.450%, 12/5/22	330MXN	$ 1,619
Petroleos Mexicanos 7.470%, 11/12/26	13,540MXN	588
		2,207

Poland—1.9%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	6,000PLN	1,047
Total Corporate Bonds and Notes (Identified Cost $7,433)		5,343

Total Long-Term Investments—93.5% (Identified Cost $66,054)		52,478

	Shares
Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(7)	963,854	964
Total Short-Term Investment (Identified Cost $964)		964

TOTAL INVESTMENTS—95.2% (Identified Cost $67,018)		$53,442
Other assets and liabilities, net—4.8%		2,720
NET ASSETS—100.0%		$56,162

Abbreviation:
JSC	Joint Stock Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $2,649 or 4.7% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Security in default; no interest payments are being received.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
HSBC	Hong Kong & Shanghai Bank
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Country Weightings†
Mexico	13%
Indonesia	12
South Africa	11
Brazil	9
Malaysia	9
China	8
Poland	7
Other	31
Total	100%
† % of total investments as of August 31, 2022.
Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,069	USD	402	CITI	09/02/22	$—	$(6)
BRL	8,900	USD	1,689	JPM	11/03/22	—	(5)
CLP	269,928	USD	321	CITI	09/16/22	—	(21)
CLP	422,301	USD	500	GS	09/16/22	—	(30)
CNH	2,445	USD	361	CITI	09/15/22	—	(7)
CNH	6,806	USD	1,000	HSBC	09/15/22	—	(14)
CNH	6,453	USD	959	JPM	09/15/22	—	(24)
COP	252,000	USD	56	CITI	10/18/22	—	— (1)
CZK	2,400	USD	98	JPM	09/22/22	1	—
HUF	241,133	USD	598	GS	10/14/22	—	— (1)
IDR	4,100,000	USD	275	JPM	09/12/22	1	—
MXN	5,000	USD	245	CITI	09/09/22	2	—
MXN	3,711	USD	182	JPM	09/09/22	2	—
PEN	1,300	USD	335	JPM	10/17/22	2	—
PLN	3,469	USD	731	JPM	10/14/22	2	—
RON	4,500	USD	911	JPM	11/10/22	14	—
THB	4,213	USD	117	CITI	10/07/22	—	(1)
THB	28,365	USD	786	GS	10/07/22	—	(6)
THB	55,805	USD	1,548	JPM	10/07/22	—	(13)
TRY	7,300	USD	387	JPM	10/17/22	—	(1)
USD	396	BRL	2,069	CITI	09/02/22	—	(1)
USD	902	MXN	18,038	CITI	09/09/22	8	—
USD	288	MXN	5,760	GS	09/09/22	3	—
USD	906	MXN	18,704	JPM	09/09/22	—	(20)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	277	IDR	4,100,000	JPM	09/12/22	$—(1)	$—
USD	361	CNH	2,445	CITI	09/15/22	7	—
USD	364	CNH	2,461	HSBC	09/15/22	8	—
USD	176	CNH	1,200	JPM	09/15/22	2	—
USD	141	CLP	127,000	CITI	09/16/22	—	— (1)
USD	180	CLP	162,200	GS	09/16/22	—	— (1)
USD	437	CZK	10,800	JPM	09/22/22	—	(5)
USD	56	THB	2,000	JPM	10/07/22	1	—
USD	115	HUF	46,500	GS	10/14/22	—	(1)
USD	426	PLN	2,000	JPM	10/14/22	4	—
USD	563	COP	2,400,000	CITI	10/18/22	26	—
USD	782	COP	3,370,000	JPM	10/18/22	27	—
USD	311	RSD	36,000	JPM	10/19/22	2	—
USD	602	EUR	600	JPM	10/28/22	—	(4)
USD	304	BRL	1,571	CITI	11/03/22	7	—
USD	104	RON	506	JPM	11/10/22	—	(1)
USD	720	ZAR	11,800	GS	11/15/22	36	—
USD	286	ZAR	4,700	JPM	11/15/22	13	—
Total						$168	$(160)

Footnote Legend:
(1)	Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$5,343	$—	$5,343	$—
Foreign Government Securities	47,135	—	45,646	1,489
Money Market Mutual Fund	964	964	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	168	—	168	—
Total Assets	53,610	964	51,157	1,489
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(160)	—	(160)	—
Total Liabilities	(160)	—	(160)	—
Total Investments	$53,450	$964	$50,997	$1,489
Securities held by the Fund with an end of period value of $121 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2022:	$ 640	$ 640
Net realized gain (loss)	(4,228)	(4,228)
Net change in unrealized appreciation (depreciation)(a)	5,989	5,989
Sales(b)	(1,033)	(1,033)
Transfers into Level 3(c)	121	121
Balance as of August 31, 2022	$ 1,489	$ 1,489
(a) The net change in unrealized appreciation (depreciation) on investments still held at Aug 31, 2022, was $1,741.
(b) Includes paydowns on securities.
(c) Transfers into and/or from” represent the ending value as of Aug 31, 2022 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.